Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Salaries and fees	£ 5,353,980	£ 5,025,665	£ 5,028,434
Performance-related payments	1,458,911	3,864,965	5,194,317
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,107,348	1,367,069	1,467,011
Expenses	6,772	42,526	25,198
Total remuneration	7,927,011	10,300,225	11,714,960
Short-term employee benefits	18,432,698	21,925,975	24,445,189
Post-employment benefits	2,084,645	3,590,466	2,399,261
Total Compensation	£ 20,517,343	£ 25,516,441	£ 26,844,450